General Money Market Funds

-                      General New York AMT-Free Municipal Money Market Fund – Class B

Incorporated herein by reference is a supplement to the revised version of the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2015 (SEC Accession No. 0000803951-15-000035).